RELATED PARTIES - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Contributions to equity accounted investees	$ 58,000,000	$ 7,000,000
Defined benefit plan, balance payable	0	0
Canada Kuwait Petrochemical Corporation
Disclosure of transactions between related parties [line items]
Contributions to equity accounted investees	58,000,000	13,000,000
Ruby Pipeline
Disclosure of transactions between related parties [line items]
Contributions to equity accounted investees	$ 75,000,000	$ 29,000,000